UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

ITEM 1.              SCHEDULE OF INVESTMENTS

WESTERN ASSET MANAGED HIGH
INCOME FUND INC.

FORM N-Q

MAY 31, 2009

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited)	May 31, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 92.2%
CONSUMER DISCRETIONARY — 16.4%
Auto Components — 0.5%
$1,320,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$897,600
375,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	125,625
	Visteon Corp., Senior Notes:
969,000	8.250% due 8/1/10 (c)	53,295
2,373,000	12.250% due 12/31/16 (a)(c)	130,515
	Total Auto Components	1,207,035
Automobiles — 0.3%
	General Motors Corp.:
1,945,000	Notes, 7.200% due 1/15/11 (c)	179,912
3,070,000	Senior Debentures, 8.375% due 7/15/33 (c)	291,650
1,325,000	Senior Notes, 7.125% due 7/15/13 (c)	125,875
	Total Automobiles	597,437
Diversified Consumer Services — 1.0%
1,995,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	1,955,100
245,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	196,000
	Total Diversified Consumer Services	2,151,100
Hotels, Restaurants & Leisure — 6.4%
820,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	832,300
410,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	293,150
2,085,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,886,925
875,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	824,687
374,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	362,780
840,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	457,800
	El Pollo Loco Inc.:
1,410,000	Senior Notes, 11.750% due 11/15/13	1,135,050
420,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	429,450
270,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 11.000% due 6/15/15 (a)(c)	13,500
1,080,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	1,053,000
985,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	723,975
1,700,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)	408,000
	MGM MIRAGE Inc.:
50,000	Senior Notes, 8.500% due 9/15/10	47,250
	Senior Secured Notes:
90,000	10.375% due 5/15/14 (a)	93,150
215,000	11.125% due 11/15/17 (a)	226,288
1,900,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,596,000
900,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.375% due 7/15/09	879,750
457,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	443,290
635,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	357,187
	Snoqualmie Entertainment Authority, Senior Secured Notes:
475,000	5.384% due 2/1/14 (a)(d)	250,563
105,000	9.125% due 2/1/15 (a)	56,700
	Station Casinos Inc.:
	Senior Notes:
860,000	6.000% due 4/1/12 (c)(e)	313,900

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 6.4% (continued)
$1,430,000	7.750% due 8/15/16 (c)(e)	$521,950
40,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(e)	1,400
1,100,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	1,017,500
	Total Hotels, Restaurants & Leisure	14,225,545
Household Durables — 1.5%
120,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	76,200
1,190,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	1,020,425
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,017,075
1,370,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	1,212,450
	Total Household Durables	3,326,150
Leisure Equipment & Products — 0.3%
580,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	582,175
Media — 4.8%
	Affinion Group Inc.:
240,000	Senior Notes, 10.125% due 10/15/13	226,800
2,525,000	Senior Subordinated Notes, 11.500% due 10/15/15	2,190,437
645,000	AMC Entertainment Inc., Senior Notes, 8.750% due 6/1/19 (a)	624,038
	CCH I LLC/CCH I Capital Corp.:
540,000	Senior Notes, 11.000% due 10/1/15 (c)(e)	59,400
4,075,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(e)	489,000
405,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c) (e)	400,950
	Cengage Learning Acquisitions Inc.:
965,000	Senior Notes, 10.500% due 1/15/15 (a)	757,525
530,000	Senior Subordinated Notes, step bond to yield 13.472% due 7/15/15 (a)	357,750
420,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(e)(f)	4,200
390,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c) (e)	3,900
1,760,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(e)	1,821,600
90,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	91,125
	DISH DBS Corp., Senior Notes:
590,000	6.625% due 10/1/14	536,900
145,000	7.750% due 5/31/15	137,750
680,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	18,700
825,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16 (c)	61,875
750,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	491,250
635,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	412,750
1,300,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,186,822
325,000	Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	289,250
410,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	397,700
	Total Media	10,559,722
Multiline Retail — 0.9%
	Dollar General Corp.:
190,000	Senior Notes, 10.625% due 7/15/15	201,875
355,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	376,300
	Neiman Marcus Group Inc.:
2,569,963	Senior Notes, 9.000% due 10/15/15 (b)	1,387,780

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Multiline Retail — 0.9% (continued)
$140,000	Senior Secured Notes, 7.125% due 6/1/28	$74,200
	Total Multiline Retail	2,040,155
Specialty Retail — 0.4%
145,000	AutoNation Inc., Senior Notes, 3.131% due 4/15/13 (d)	126,875
1,085,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	558,775
220,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	221,100
	Total Specialty Retail	906,750
Textiles, Apparel & Luxury Goods — 0.3%
745,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	666,775
	TOTAL CONSUMER DISCRETIONARY	36,262,844
CONSUMER STAPLES — 2.3%
Food Products — 1.3%
	Dole Food Co. Inc., Senior Notes:
1,485,000	7.250% due 6/15/10	1,459,012
1,414,000	8.875% due 3/15/11	1,350,370
	Total Food Products	2,809,382
Household Products — 0.4%
405,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	342,225
710,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	690,475
	Total Household Products	1,032,700
Tobacco — 0.6%
	Alliance One International Inc., Senior Notes:
230,000	8.500% due 5/15/12	215,050
1,075,000	11.000% due 5/15/12	1,088,438
	Total Tobacco	1,303,488
	TOTAL CONSUMER STAPLES	5,145,570
ENERGY — 12.6%
Energy Equipment & Services — 2.2%
1,145,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,430,560
690,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	562,350
1,045,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	924,825
1,960,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,988,310
	Total Energy Equipment & Services	4,906,045
Oil, Gas & Consumable Fuels — 10.4%
1,050,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	645,750
2,260,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,796,700
570,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	562,163
	Chesapeake Energy Corp., Senior Notes:
435,000	6.625% due 1/15/16	375,188
950,000	6.250% due 1/15/18	775,437
1,735,000	7.250% due 12/15/18	1,457,400
345,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	317,400
2,473,499	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.131% due 4/15/10 (a)(b)(d)	1,075,972
90,000	El Paso Corp., Senior Notes, 8.250% due 2/15/16	89,775
210,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	204,750
	Enterprise Products Operating LLP:
840,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	639,185
370,000	Subordinated Notes, 7.034% due 1/15/68 (d)	259,375

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 10.4% (continued)
$1,190,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$1,071,000
855,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	829,350
1,560,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,084,200
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	492,800
335,000	8.000% due 5/15/17	266,325
640,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	534,400
	OPTI Canada Inc., Senior Secured Notes:
795,000	7.875% due 12/15/14	540,600
565,000	8.250% due 12/15/14	392,675
855,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	594,225
900,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	888,750
	Petroplus Finance Ltd., Senior Notes:
380,000	6.750% due 5/1/14 (a)	319,200
470,000	7.000% due 5/1/17 (a)	385,400
685,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	686,712
720,000	Quicksilver Resources Inc., Senior Notes, 8.250% due 8/1/15	604,800
2,825,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	2,422,437
2,100,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	147,000
200,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	167,000
960,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	952,800
645,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	659,513
860,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	43,000
795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	608,175
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	688,500
260,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	250,199
	Total Oil, Gas & Consumable Fuels	22,828,156
	TOTAL ENERGY	27,734,201
FINANCIALS — 13.8%
Commercial Banks — 1.4%
200,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	132,000
890,000	Rabobank Nederland NV, Notes, 11.000% due 6/30/19 (a)(d)(g)	890,000
	TuranAlem Finance BV, Bonds:
920,000	8.250% due 1/22/37 (a)	193,200
280,000	8.250% due 1/22/37 (a)	65,800
1,965,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (d)(g)	1,533,879
365,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (d)(g)	339,738
	Total Commercial Banks	3,154,617
Consumer Finance — 6.0%
1,890,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	1,686,825
	Ford Motor Credit Co.:
650,000	Notes, 7.875% due 6/15/10	618,838
	Senior Notes:
256,000	6.570% due 6/15/11 (d)	216,640
582,500	3.889% due 1/13/12 (d)	460,903
5,950,000	12.000% due 5/15/15	5,476,178
	GMAC LLC:
	Senior Notes:
2,235,000	6.500% due 10/15/09 (a)	2,212,849
3,053,000	8.000% due 11/1/31 (a)	2,294,730
144,000	Subordinated Notes, 8.000% due 12/31/18 (a)	104,555

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Consumer Finance — 6.0% (continued)
$45,000	SLM Corp., Senior Notes, 1.252% due 7/26/10 (d)	$39,613
	Total Consumer Finance	13,111,131
Diversified Financial Services — 4.0%
65,000	Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (d)(g)	50,937
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,007,750
	CIT Group Inc., Senior Notes:
315,000	4.125% due 11/3/09	303,758
805,000	1.451% due 3/12/10 (d)	724,793
1,230,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (d)(g)	1,029,809
980,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	874,650
1,130,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	1,214,033
450,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	308,250
	TNK-BP Finance SA:
918,000	7.875% due 3/13/18 (a)	764,235
	Senior Notes:
120,000	7.500% due 7/18/16 (a)	100,200
445,000	7.875% due 3/13/18 (a)	369,350
1,720,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 13.433% due 10/1/15	1,612,500
460,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	453,100
	Total Diversified Financial Services	8,813,365
Insurance — 0.3%
1,700,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	393,176
360,000	Metlife Capital Trust IV, 7.875% due 12/15/37 (a)	281,467
	Total Insurance	674,643
Real Estate Investment Trusts (REITs) — 0.5%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	350,625
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
220,000	6.500% due 6/1/16	201,850
695,000	6.750% due 4/1/17	644,613
	Total Real Estate Investment Trusts (REITs)	1,197,088
Real Estate Management & Development — 0.5%
395,200	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 24.274% due 6/30/15 (a)(e)(f)	148,200
	Realogy Corp.:
1,390,000	Senior Notes, 10.500% due 4/15/14	517,775
1,220,000	Senior Subordinated Notes, 12.375% due 4/15/15	311,100
115,740	Senior Toggle Notes, 11.000% due 4/15/14 (b)	27,778
	Total Real Estate Management & Development	1,004,853
Thrifts & Mortgage Finance — 1.1%
3,000,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (f)	2,430,000
	TOTAL FINANCIALS	30,385,697
HEALTH CARE — 6.6%
Health Care Equipment & Supplies — 0.6%
	Biomet Inc., Senior Notes:
1,125,000	10.375% due 10/15/17 (b)	1,074,375

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Health Care Equipment & Supplies — 0.6% (continued)
$190,000	11.625% due 10/15/17	$188,100
	Total Health Care Equipment & Supplies	1,262,475
Health Care Providers & Services — 6.0%
250,000	Apria Healthcare Group Inc., Senior Secured Notes, 11.250% due 11/1/14 (a)	244,375
1,955,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	1,417,375
	DaVita Inc.:
200,000	Senior Notes, 6.625% due 3/15/13	188,500
775,000	Senior Subordinated Notes, 7.250% due 3/15/15	732,375
	HCA Inc.:
2,345,000	Debentures, 7.500% due 11/15/95	1,222,549
490,000	Notes, 7.690% due 6/15/25	295,088
25,000	Senior Notes, 6.250% due 2/15/13	21,250
1,714,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	1,645,440
850,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	835,125
	Tenet Healthcare Corp., Senior Notes:
595,000	7.375% due 2/1/13	575,663
525,000	9.875% due 7/1/14	527,625
797,000	9.000% due 5/1/15 (a)	816,925
1,642,000	10.000% due 5/1/18 (a)	1,724,100
	Universal Hospital Services Inc., Senior Secured Notes:
320,000	5.943% due 6/1/15 (d)	260,800
1,190,000	8.500% due 6/1/15 (b)	1,148,350
2,345,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (b)(d)	1,606,325
	Total Health Care Providers & Services	13,261,865
Pharmaceuticals — 0.0%
2,920,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	14,600
	TOTAL HEALTH CARE	14,538,940
INDUSTRIALS — 10.4%
Aerospace & Defense — 0.9%
	Hawker Beechcraft Acquisition Co.:
	Senior Notes:
130,000	8.500% due 4/1/15	55,250
3,560,000	8.875% due 4/1/15 (b)	1,121,400
75,000	Senior Subordinated Notes, 9.750% due 4/1/17	23,625
870,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	778,650
	Total Aerospace & Defense	1,978,925
Airlines — 1.7%
	Continental Airlines Inc., Pass-Through Certificates:
125,245	8.312% due 4/2/11 (f)	98,943
560,000	7.339% due 4/19/14	382,200
3,145,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	1,399,525
609,842	Delta Air Lines Inc., Pass-Through Certificates, 8.954% due 8/10/14 (f)	381,152
	United Airlines Inc., Pass-Through Certificates:
630,000	6.831% due 3/1/10	664,650
581,502	8.030% due 7/1/11	552,427
275,000	6.932% due 9/1/11 (f)	349,736
	Total Airlines	3,828,633
Building Products — 0.8%
	Associated Materials Inc.:
3,005,000	Senior Discount Notes, 11.250% due 3/1/14	976,625
275,000	Senior Subordinated Notes, 9.750% due 4/15/12	233,750

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Building Products — 0.8% (continued)
$460,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	$300,150
2,160,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 13.169% due 3/1/14	224,100
	Total Building Products	1,734,625
Commercial Services & Supplies — 2.7%
2,395,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	2,329,137
1,200,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,260,120
1,500,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,177,500
	US Investigations Services Inc., Senior Subordinated Notes:
160,000	10.500% due 11/1/15 (a)	131,200
1,460,000	11.750% due 5/1/16 (a)	1,102,300
	Total Commercial Services & Supplies	6,000,257
Construction & Engineering — 0.4%
915,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	905,850
Electrical Equipment — 0.1%
360,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	167,400
Machinery — 0.4%
430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	374,100
	Terex Corp.:
270,000	Senior Notes, 10.875% due 6/1/16	265,523
	Senior Subordinated Notes:
65,000	7.375% due 1/15/14	59,963
275,000	8.000% due 11/15/17	224,125
	Total Machinery	923,711
Road & Rail — 1.7%
1,415,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	1,238,125
	Kansas City Southern de Mexico, Senior Notes:
1,955,000	9.375% due 5/1/12	1,764,388
315,000	7.375% due 6/1/14	250,425
350,000	12.500% due 4/1/16 (a)	330,750
210,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	221,550
	Total Road & Rail	3,805,238
Trading Companies & Distributors — 1.2%
915,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	681,675
280,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	211,400
1,640,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,295,600
1,545,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a) (e)	548,475
	Total Trading Companies & Distributors	2,737,150
Transportation Infrastructure — 0.5%
	Swift Transportation Co., Senior Secured Notes:
875,000	8.633% due 5/15/15 (a)(d)	380,625
1,320,000	12.500% due 5/15/17 (a)	613,800
	Total Transportation Infrastructure	994,425
	TOTAL INDUSTRIALS	23,076,214
INFORMATION TECHNOLOGY — 1.7%
IT Services — 1.0%
855,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	577,125
	First Data Corp.:
150,000	5.625% due 11/1/11	85,500
1,020,000	Senior Notes, 9.875% due 9/24/15 (a)	698,700

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
IT Services — 1.0% (continued)
$920,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	$839,500
	Total IT Services	2,200,825
Semiconductors & Semiconductor Equipment — 0.3%
	Freescale Semiconductor Inc.:
	Senior Notes:
800,000	8.875% due 12/15/14	364,000
190,000	9.125% due 12/15/14 (b)	53,200
875,000	Senior Subordinated Notes, 10.125% due 12/15/16	236,250
	Total Semiconductors & Semiconductor Equipment	653,450
Software — 0.4%
1,110,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	818,625
	TOTAL INFORMATION TECHNOLOGY	3,672,900
MATERIALS — 8.4%
Chemicals — 1.0%
770,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	783,475
2,215,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (c)(e)	227,037
865,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	800,125
295,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	249,275
	Total Chemicals	2,059,912
Containers & Packaging — 0.9%
10,000	Berry Plastics Holding Corp., Second Priority Senior Secured Notes, 8.875% due 9/15/14	8,000
425,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	426,594
195,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	174,525
425,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
390,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	397,800
1,200,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	966,000
	Total Containers & Packaging	1,972,919
Metals & Mining — 3.0%
1,090,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	825,675
2,968,380	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(d)	1,588,084
1,940,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,285,250
2,285,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	1,553,800
	Teck Resources Ltd., Senior Secured Notes:
400,000	9.750% due 5/15/14 (a)	398,383
330,000	10.250% due 5/15/16 (a)	334,535
660,000	10.750% due 5/15/19 (a)	680,009
	Total Metals & Mining	6,665,736
Paper & Forest Products — 3.5%
3,220,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	2,978,500
	Appleton Papers Inc.:
75,000	Senior Notes, 8.125% due 6/15/11 (e)	49,125
3,260,000	Senior Subordinated Notes, 9.750% due 6/15/14 (e)	1,124,700
1,320,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	1,306,800
	NewPage Corp., Senior Secured Notes:
2,715,000	7.420% due 5/1/12 (d)	1,330,350
420,000	10.000% due 5/1/12	237,300
515,380	Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13 (b)(d)	56,692

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Paper & Forest Products — 3.5% (continued)
$740,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a) (f)	$680,563
	Total Paper & Forest Products	7,764,030
	TOTAL MATERIALS	18,462,597
TELECOMMUNICATION SERVICES — 10.8%
Diversified Telecommunication Services — 7.3%
980,000	CC Holdings GS V LLC, Senior Notes, 7.750% due 5/1/17 (a)	970,200
175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	135,625
940,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c) (e)(f)	0
670,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(e)	4,188
810,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	834,300
670,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	649,900
1,045,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.990% due 2/1/15 (a)	948,337
	Intelsat Jackson Holdings Ltd., Senior Notes:
155,000	9.500% due 6/15/16 (a)	155,000
2,390,000	11.500% due 6/15/16 (a)	2,366,100
170,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	155,550
	Level 3 Financing Inc., Senior Notes:
1,725,000	12.250% due 3/15/13	1,587,000
1,375,000	9.250% due 11/1/14	1,081,094
1,000,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,005,000
530,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	490,250
1,790,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,136,650
	Virgin Media Finance PLC, Senior Notes:
860,000	9.125% due 8/15/16	834,200
390,000	9.500% due 8/15/16	372,739
1,840,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	1,941,200
1,365,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,347,937
	Total Diversified Telecommunication Services	16,015,270
Wireless Telecommunication Services — 3.5%
800,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	953,856
	MetroPCS Wireless Inc., Senior Notes:
440,000	9.250% due 11/1/14 (a)	442,200
250,000	9.250% due 11/1/14	252,187
	Sprint Capital Corp., Senior Notes:
120,000	7.625% due 1/30/11	119,100
350,000	8.375% due 3/15/12	346,500
390,000	6.875% due 11/15/28	274,950
4,835,000	8.750% due 3/15/32	3,843,825
2,120,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	1,537,000
	Total Wireless Telecommunication Services	7,769,618
	TOTAL TELECOMMUNICATION SERVICES	23,784,888
UTILITIES — 9.2%
Electric Utilities — 1.5%
	Texas Competitive Electric Holdings Co. LLC, Senior Notes:
4,350,000	10.250% due 11/1/15	2,599,125
1,721,688	10.500% due 11/1/16 (b)	697,284
	Total Electric Utilities	3,296,409

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Gas Utilities — 0.7%
$1,650,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$1,559,250
Independent Power Producers & Energy Traders — 7.0%
	AES Corp.:
930,000	Secured Notes, 8.750% due 5/15/13 (a)	950,925
	Senior Notes:
1,410,000	8.000% due 10/15/17	1,318,350
1,000,000	8.000% due 6/1/20	885,000
2,970,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	2,175,525
160,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	135,200
	Edison Mission Energy, Senior Notes:
1,000,000	7.750% due 6/15/16	780,000
840,000	7.200% due 5/15/19	572,250
1,065,000	7.625% due 5/15/27	656,306
7,325,700	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	3,864,307
574,834	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	569,085
740,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	712,250
2,530,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	2,428,800
540,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	456,300
	Total Independent Power Producers & Energy Traders	15,504,298
	TOTAL UTILITIES	20,359,957
	TOTAL CORPORATE BONDS & NOTES (Cost — $256,078,725)	203,423,808
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
6,296,588	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(f) (Cost - $6,995,539)	0
COLLATERALIZED SENIOR LOANS — 2.4%
CONSUMER DISCRETIONARY — 1.1%
Auto Components — 0.4%
1,205,582	Allison Transmission Inc., Term Loan B, 3.759% due 8/7/14 (d)	937,718
Media — 0.7%
968,305	Idearc Inc., Term Loan B, 4.250% due 11/1/14 (d)	386,630
1,000,000	Newsday LLC, Term Loan, 9.750% due 7/15/13 (d)	1,002,500
	Total Media	1,389,130
	TOTAL CONSUMER DISCRETIONARY	2,326,848
ENERGY — 0.6%
Energy Equipment & Services — 0.5%
1,557,206	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	1,113,402
Oil, Gas & Consumable Fuels — 0.1%
1,000,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12 (d)	260,000
	TOTAL ENERGY	1,373,402
INDUSTRIALS — 0.3%
Aerospace & Defense — 0.1%
500,000	Hawker Beechcraft, Term Loan B, 3.798% due 3/26/14 (d)	291,806
Airlines — 0.1%
500,000	United Airlines Inc., Term Loan B, 2.375% due 1/12/14 (d)	304,375

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face Amount	Security	Value
Trading Companies & Distributors — 0.1%
$629,741	Penhall International Corp., Term Loan, 12.288% due 4/1/12 (d)	$157,435
	TOTAL INDUSTRIALS	753,616
MATERIALS — 0.0%
Containers & Packaging — 0.0%
36,511	Berry Plastics Corp., Senior Term Loan, 8.421% due 6/15/14 (d)	8,672
Paper & Forest Products — 0.0%
234,234	Verso Paper Holdings LLC, Term Loan, 6.778% due 2/1/13 (d)	22,252
	TOTAL MATERIALS	30,924
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
750,000	Level 3 Communications Inc., Term Loan, 11.500% due 3/13/14 (d)	770,156
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $7,319,267)	5,254,946
CONVERTIBLE BONDS & NOTES — 1.3%
CONSUMER DISCRETIONARY — 0.9%
Media — 0.9%
2,440,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	1,900,150
INDUSTRIALS — 0.3%
Marine — 0.3%
1,015,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	625,494
MATERIALS — 0.1%
Metals & Mining — 0.1%
170,000	Allegheny Technologies Inc., Senior Notes, 4.250% due 6/1/14	185,300
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $2,370,550)	2,710,944
Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
2,017	Buffets Restaurant Holdings (f)*	0
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785	Aurora Foods Inc. (e)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares (e)(f)*	0
12,250	Pagemart Wireless (e)(f)*	122
	TOTAL TELECOMMUNICATION SERVICES	122
	TOTAL COMMON STOCKS (Cost — $1,176,347)	122
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
1,820	Bank of America Corp., 7.250% (Cost - $1,806,076)	1,383,200

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2009

Shares	Security	Value
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
2	ION Media Networks Inc., Series B, 12.000% (e)(f)*	$0
FINANCIALS — 0.2%
Consumer Finance — 0.1%
718	Preferred Blocker Inc., 7.000% (a)	302,884
Diversified Financial Services — 0.1%
100	Preferred Plus, Trust, Series FRD-1, 7.400%	1,046
8,500	Saturns, Series F 2003-5, 8.125%	104,125
	Total Diversified Financial Services	105,171
	TOTAL FINANCIALS	408,055
	TOTAL PREFERRED STOCKS (Cost — $406,992)	408,055
Warrants
WARRANTS — 0.0%
891	Buffets Restaurant Holdings, Expires 4/28/14(f)*	0
1,005	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
750	Jazztel PLC, Expires 7/15/10(a)(e)(f)*	0
	TOTAL WARRANTS (Cost — $74,238)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $276,227,734)	213,181,075
Face Amount
SHORT-TERM INVESTMENTS — 1.1%
Corporate Bond & Note — 0.7%
$1,590,000	GMAC LLC, Senior Notes, 2.788% due 6/30/09 (a)(d) (Cost - $1,528,644)	1,528,644
Repurchase Agreement — 0.4%
969,000	Morgan Stanley tri-party repurchase agreement dated 5/29/09, 0.110% due 6/1/09; Proceeds at maturity - $969,009; (Fully collateralized by U.S. government agency obligations, 4.820% to 4.900% due 1/8/24 to 1/29/24; Market value - $1,010,081) (Cost - $969,000)	969,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,497,644)	2,497,644
	TOTAL INVESTMENTS — 97.8% (Cost — $278,725,378#)	215,678,719
	Other Assets in Excess of Liabilities — 2.2%	4,930,079
	TOTAL NET ASSETS — 100.0%	$220,608,798

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GMAC	-	General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	May 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in securities	$215,678,719	$1,488,371	$210,931,462	$3,258,886

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of February 28, 2009	$2,462,073
Accrued premiums/discounts	15,174
Realized gain (loss)	(9,350	)(1)
Change in unrealized appreciation (depreciation)	110,426	(2)
Net purchases (sales)	680,563
Transfers in and/or out of Level 3	—
Balance as of May 31, 2009	$3,258,886
Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(10,286,333	)(2)

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks.  The yields of high-yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,222,509
Gross unrealized depreciation	(71,269,168)
Net unrealized depreciation	$(63,046,659)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended May 31, 2009, the Fund did not invest in any derivative instruments.

4. Recent Accounting Pronouncement

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	July 24, 2009